Average Annual Total Returns - Equity Growth Strategy Fund	May 01, 2021
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	7.59%
5 Years	7.64%
10 Years	5.19%
Equity Growth Strategy Fund
Average Annual Return:
1 Year	8.26%
5 Years	8.93%
10 Years	7.09%